Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Previously Reported [Member]
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption	23,000,000	23,000,000	23,000,000
Common stock, subject to possible redemption per share (in Dollars per share)	$ 10.04	$ 10	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued
Common stock, shares outstanding
Class A Common Stock | Previously Reported [Member]
Common stock, subject to possible redemption par value (in Dollars per share)		$ 0.0001
Common stock subject to possible redemption		23,000,000
Common stock, subject to possible redemption per share (in Dollars per share)		$ 10
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		100,000,000
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000
Class B Common Stock | Previously Reported [Member]
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		10,000,000
Common stock, shares issued		5,750,000
Common stock, shares outstanding		5,750,000